   As Filed with the Securities and Exchange Commission on January 6, 2005
                                                              File No. 33-63300
                                                              File No. 811-7734

                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                      -------------------------------

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/
        Pre-Effective Amendment No.                                         /_/
        Post-Effective Amendment No. 29                                     /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/
       Amendment No. 31                                                     /X/

                      (Check appropriate box or boxes)

                        HALLMARK EQUITY SERIES TRUST
             (Exact Name of Registrant as Specified in Charter)

                               1250 Broadway
                          New York, NY 10001-3701
                   (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 401-5500

                      -------------------------------

                             Amy W. Bizar, Esq.
                        Hallmark Equity Series Trust
                               1250 Broadway
                               New York, NY
                                10001-3701
             (Name and address of agent for service of process)

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

/X/ immediately upon filing pursuant to Paragraph (b);
/_/ on            (date) pursuant to Paragraph (b);
/_/ 60 days after filing pursuant to Paragraph (a)(1);
/_/ on            (date) pursuant to Paragraph (a)(1);
/_/ 75 days after filing pursuant to Paragraph (a)(2); or
/_/ on            (date) pursuant to paragraph (a) (2) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           HALLMARK MID-CAP GROWTH FUND

     Supplement Dated January 6, 2005 to the Prospectus dated November 19, 2004

     The sentence in the section "Performance", which appears on Page 4 of the Prospectus, is amended by deleting the sentence and inserting the following:

     Hallmark Mid-Cap Growth Fund (the "Fund") is newly organized and has no operating history or performance information of its own prior to the date of this Supplement. However, the Fund is a successor to the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund"), a series of Advisors Series Trust.

RISK/RETURN SUMMARY

     On January 4, 2005, the Fund acquired all of the assets of the SBH Fund in exchange for Class I shares, and assumed the SBH Fund's operating history and performance record. The Fund is considered the successor to the SBH Fund. The performance included in the bar chart and table below for the periods commencing before January 4, 2005 is that of the SBH Fund. The inception date of the SBH Fund was April 1, 1999. The performance information shown reflects the net operating expenses of the SBH Fund, which, for the last fiscal year, were higher than the anticipated net operating expenses of the Class I shares of the Fund. If the performance information reflected the anticipated net operating expenses of the Class I shares of the Fund, the returns would be higher than those shown.

     The bar chart below gives some indication of the risks of an investment in the Fund by showing changes in the performance of the SBH Fund from year to year and by comparing that performance with a broad measure of market performance. The table below shows the average annual total returns of the SBH Fund for the past one and five year periods and since inception through December 31, 2004 and compares that performance to the returns of two broad-based indices.

     Past performance, before and after taxes, is not an indication of future results. Both the bar chart and the table assume reinvestment of dividends and distributions.

                        Calendar Year Total Return*

[GRAPHIC]

* The performance figure from April 1, 1999, the SBH Fund's inception date, through December 31, 1999 of 11.57% is not depicted because it does not represent a full calendar year.

     During the period shown in the bar chart, the SBH Fund's highest quarterly return was 16.95% for the quarter ended June 30, 2003 and the lowest quarterly return was -17.66% for the quarter ended September 30, 2002.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                                                     SINCE INCEPTION
                                                         ONE YEAR               FIVE YEARS               (4/1/99)
                                                        --------------       ----------------       ------------------
SEGALL BRYANT & HAMILL MID CAP FUND

Return Before Taxes                                        11.82%                  5.81%                   7.05%

Return After Taxes on Distributions(1)                     11.68%                   4.59%                  5.77%

Return After Taxes on Distributions and Sale of
Fund Shares                                                 7.88%                   4.37%                  5.45%

RUSSELL MID CAP INDEX(2)                                   20.22%                   7.59%                  9.72%

LIPPER MID CAP CORE FUNDS INDEX(3)                         15.44%                   5.65%                 10.47%


(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The Russell Mid Cap Index measures the performance of the 800 smallest companies contained within the largest 1,000 companies of the Russell 3000 Index, an index which represents approximately 98% of the investable U.S. equity market. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

(3) The Lipper Mid Cap Core Funds Index is composed of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid Cap 400 Index. The funds in this index have investment objectives similar to the SBH Fund. Lipper ratings are based on total returns, including the reinvestment of dividends and capital gains for the stated period. This calculation does not include sales charges.

     The sentence in the Section "financial highlights," which appears on page 14 of the Prospectus, is amended by deleting the sentence and inserting the following.

FINANCIAL HIGHLIGHTS

     This table is intended to help you understand the financial performance of the Fund. The Fund is newly organized and has no operations or financial information of its own prior to the date of this Supplement. However, the Fund is the successor to the SBH Fund, a fund with investment objectives and policies substantially similar to those of the Fund. The Fund's Class I shares succeeded to the financial history of the SBH Fund. The financial information in the table below has been derived from the SBH Fund's financial statements, which, for the fiscal year ended April 30, 2004, were audited by Tait, Weller & Baker, independent registered public accounting firm, and by other independent certified public accountants for the fiscal years ended April 30, 2000 through 2003. Tait, Weller & Baker's report on the financial statements of the SBH Fund as of April 30, 2004 appears in the Annual Report for the SBH Fund. The information below should be read in conjunction with the financial statements contained in the SBH Fund's Annual Report, which is incorporated by reference into the Fund's Statement of Additional Information and is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      Six Months
                                                      Ended October                          Year ended April 30,
                                                        31, 2004      ----------------------------------------------------------
                                                       (unaudited)       2004          2003       2002        2001        2000
                                                    --------------    ---------      -------    -------    ---------    --------

Net asset value, beginning of period                    $ 13.07         $ 10.12      $ 12.14    $ 13.23     $ 14.37     $ 13.14
                                                       ---------        -------     --------    -------    --------     -------
Income from investment operations:

Net investment loss                                       (0.05)          (0.09)       (0.08)     (0.08)      (0.09)      (0.11)
Net realized and unrealized gain/(loss)
on investments                                             0.51            3.04        (1.94)     (0.46)       1.25        1.99
                                                       ---------        -------     --------    -------    --------     -------

Total from investment operations                           0.46            2.95        (2.02)     (0.54)       1.16        1.88
                                                       ---------        -------     --------    -------    --------     -------

Less distributions:
Dividends from net realized gain                             --              --           --      (0.55)      (2.30)      (0.65)

Net asset value, end of period                          $ 13.53         $ 13.07      $ 10.12    $ 12.14     $ 13.23     $ 14.37
                                                       ---------        -------     --------    -------    --------     -------
                                                       ---------        -------     --------    -------    --------     -------

Total return                                               3.52%*         29.15%      (16.64)%    (3.99%)      7.13%      14.93%

Ratios/supplemental data:
Net assets, end of period (thousands)                   $15,858         $15,480      $11,361    $12,653     $11,453     $10,190

Ratio of expenses to average net assets:
Before expense reimbursement                               1.98%+          2.05%        2.31%      2.14%       2.17%       2.51%
After expense reimbursement                                1.40%           1.40%        1.40%      1.40%       1.40%       1.40%

Ratio of net investment loss to average net assets:
After expense reimbursement                               (0.78%)+        (0.74%)      (0.80%)    (0.73%)     (0.72%)     (0.78%)

Portfolio turnover rate                                   24.91%*         46.09%       36.67%     63.38%      89.84%     114.39%


-----------------
+     Annualized
*     Not Annualized

                          Hallmark Mid-Cap Growth Fund

     Supplement dated January 6, 2005 to the Statement of Additional Information
                            dated November 19, 2004

     The sentence in the section "Financial Statements," which appears on page 26 of the Statement of Additional Information, is amended by deleting the sentence and inserting the following:

     On January 4, 2005, the Fund acquired all of the assets of the Segall Bryant & Hamill Mid Cap Fund (the "SBH Fund"), a series of Advisors Series Trust. The Fund's Class I shares succeeded to the financial history of the SBH Fund. The audited financial statements of the SBH Fund for the year ended April 30, 2004, including the financial highlights, appear in the Annual Report for the SBH Fund, which is filed electronically with the Securities and Exchange Commission and is incorporated by reference into and made a part of this Statement of Additional Information.

     The Prospectus and Statement of Additional Information for the Hallmark Mid-Cap Growth Fund, each dated November 19, 2004, are incorporated by reference herein.

                                     PART C

ITEM 22. EXHIBITS

(a) Declaration of Trust filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(b) Bylaws filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(c)   See item "a" and "b".

(d)(1) Form of Investment Management Agreement, filed November 19, 2004 and incorporated herein by reference.

(d)(2) Form of Sub-Investment Management Agreement, filed November 19, 2004 and incorporated herein by reference.

(e) Distribution Agreement for Reserve Private Equity Series (formerly Reserve Special Portfolios Trust) filed September 26, 2002 and incorporated herein by reference.

(e1) Form of Registered Dealer Agreement filed September 26, 2002 and incorporated herein by reference.

(f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Post Effective Amendment No. 32 for The Reserve Fund; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989 for The Reserve Fund and incorporated herein by reference.

(g) Custodian Agreement with Chase Manhattan Bank (now J.P. Morgan Chase & Co.) filed as an Exhibit to Registrant's Post Effective Amendment No. 17, filed September 29, 1999 and incorporated herein by reference.

(h)   Not applicable

(i) Opinion and consent of Counsel, filed November 19, 2004 and incorporated herein by reference.

(j)   Consent of Tait, Weller & Baker, filed herewith.


(k)   Not applicable

(l)   Not applicable

(m) Plan of Distribution filed as an exhibit to Post Effective Amendment No. 12 and incorporated herein by reference.

(n) 18f-3 Plan filed as an Exhibit to Registrant's Post Effective Amendment No. 19, filed June 28, 2000 and incorporated herein by reference.

(o)   Reserved.

(p) Code of Ethics, filed as an exhibit to Post Effective Amendment No. 73 of The Reserve Fund (File No. 2-36429), filed September 2, 2004 and incorporated herein by reference.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

        The Registrant does not control and is not under common control with any person or entity.

ITEM 24. INDEMNIFICATION.

Reference is made to Section 10.02 of the Registrant's Declaration of Trust. No indemnification shall be provided hereunder to a Covered person:

Section 10.02 provides that

(a) Subject to the expectations and limitations contained in Subsection 10.02(b):

       (i) every person who is, or has been, a Trustee or officer of the trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement or defense thereof;


       (ii) the words "claim", "suit", or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability"and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


(b)   No indemnification shall be provided hereunder to a Covered person:


       (i) who shall have been adjudicated by a court or other body including, without limitation, arbitration panels or self-regulatory organizations before which the proceeding was brought (A) to be liable to the trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to
                                      C-2
            have acted in good faith in the reasonable belief that his action was in the best interest of the trust; or

       (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

      Each Trustee, officer, employee or agent of the registrant, and any person who has served at it request as Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the State of Delaware, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officer and controlling persons of the Registrant pursuant to the Declaration to Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange commission such indemnification against such liabilities is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Reserve Management Company, Inc. ("RMCI") acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust and Reserve Short Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2002 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce Bent is Chairman/CEO and Trustee, Mr. Bruce Bent II is President and Assistant Treasurer, and Mr. Arthur Bent II is Chief Operating Officer/Treasurer, Senior Vice President and Assistant Secretary of each of the Trusts for which RMCI acts as investment adviser. The address of each of the registered investment management companies listed above, RMCI, Reserve Management Corporation and Reserve Partners, Inc. is 1250 Broadway, 32nd Floor, New York, New York 10001.


                         POSITION WITH
       NAME                THE ADVISER                                 OTHER BUSINESS
-----------------     --------------------    -----------------------------------------------------------------
Bruce R. Bent         President               Chairman and CEO and Director of Reserve Management Corporation
                                              and Chairman and Director and of Resrv Partners, Inc. both of the same address as the Trust.

Bruce R. Bent II      Sr. Vice President,     President, Secretary and Director of Reserve Management
                      Secretary and           Corporation and  Secretary and Director of Resrv Partners,
                      Assistant Treasurer     Inc. both of the same address as the Trust.

Arthur T. Bent III    Sr. Vice President,     Chief Operating Officer, Treasurer and Director of Reserve
                      COO/Treasurer and       Management Corporation and Assistant Treasurer and Director of
                      Assistant Secretary     Resrv Partners, Inc. both of the same address as the Trust.



ITEM 26. PRINCIPAL UNDERWRITERS.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund Reserve
      Tax-Exempt Trust, Reserve Institutional Trust, and Reserve New
      York Tax-Exempt Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.


                         POSITION(S) AND
                       OFFICE(S) WITH RESRV
       NAME              PARTNERS, INC.                POSITION(S) AND OFFICE(S) WITH THE REGISTRANT
-----------------     ---------------------         -----------------------------------------------------------
Bruce R. Bent         Chairman and Director   Chairman and CEO

Mary Belmonte         President               None

Bruce R. Bent II      Secretary, Assistant    President and Assistant Treasurer
                      Treasurer and
                      Director

Arthur T. Bent III    Treasurer, Assistant    Senior Vice President, Treasurer, Chief Operating Officer and
                      Secretary and           Assistant Secretary
                      Director

Daniel Barry          Controller              Controller

Amy Bizar             General Counsel         Secretary


(c) Not applicable.

ITEM 27.

Location of Accounts and Records All records required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

ITEM 28. MANAGEMENT SERVICES.

See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

ITEM 29. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 6th day of January, 2005.

                                       HALLMARK EQUITY SERIES TRUST

                                       By: /s/ Bruce R. Bent II
                                           -----------------------
                                           Bruce R. Bent II, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                                             TITLE                              DATE
                ----------                                            -----                              ----
BRUCE R. BENT*                                 Chairman/CEO and Trustee
-------------------------
Bruce R. Bent

BRUCE R. BENT II                              President and Trustee                                     January 6, 2005
--------------------------
Bruce R. Bent II

ARTHUR T. BENT III*                           COO/Treasurer and Sr. Vice President
------------------------
Arthur T. Bent III

JOSEPH D. DONNELLEY*                          Trustee
--------------------
Joseph D. Donnelley

EDWIN EHLERT, JR.*                            Trustee
---------------------------
Edwin Ehlert, Jr.

PATRICK FOYE*                                 Trustee
-----------------------------
Patrick Foye

DONALD J. HARRINGTON*                         Trustee
-----------------------
Donald J. Harrington

WILLIAM MONTGORIS*                            Trustee
-----------------------
William Montgoris

FRANK J. STALZER*                             Trustee
-----------------------------
Frank J. Stalzer

WILLIAM E. VIKLUND*                           Trustee
-------------------------
William E. Viklund

*By: /s/ BRUCE R. BENT II                                                                               January 6, 2005
     ------------------------
          Bruce R. Bent II
          Attorney-in-Fact


                                POWER OF ATTORNEY

        The undersigned, Bruce R. Bent, Edwin Ehlert, Jr., Patrick Foye, Donald
J. Harrington, William Montgoris, and William E. Viklund, the Trustees, and Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, the Officers of each series of each of the registered investment companies listed below hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust and Reserve Short Term Investment Trust.

        Further, the undersigned, Bruce R. Bent, Edwin Ehlert, Jr., Patrick Foye, Donald J. Harrington, William Montgoris, William E. Viklund, Bruce R. Bent II and Arthur T. Bent III, the Trustees and Officers of each series of the Reserve Municipal Money-Market Trust, a registered investment company, hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated any Registration Statement or amendment thereto (including post-effective amendments).

Dated: August 24, 2004



               /s/ BRUCE R. BENT                            /s/ BRUCE R. BENT II
----------------------------------------------   ---------------------------------------------
                 Bruce R. Bent                                Bruce R. Bent II
            (Chairman/CEO/Trustee)                (President/Assistant Treasurer/Trustee)

            /s/ ARTHUR T. BENT III                         /s/ EDWIN EHLERT, JR.
----------------------------------------------   ---------------------------------------------
              Arthur T. Bent III                             Edwin Ehlert, Jr.
(Treasurer/COO/Senior Vice President/ Assistant                  (Trustee)
              Secretary/Trustee)

                 /s/ PATRICK FOYE                           /s/ DONALD J. HARRINGTON
----------------------------------------------   ---------------------------------------------
                   Patrick Foye                               Donald J. Harrington
                     (Trustee)                                     (Trustee)

               /s/ WILLIAM MONTGORIS                         /s/ WILLIAM E. VIKLUND
----------------------------------------------   ---------------------------------------------
                 William Montgoris                             William E. Viklund
                     (Trustee)                                     (Trustee)


                                POWER OF ATTORNEY

        The undersigned, Joseph D. Donnelley and Frank J. Stalzer, Trustees of each series of each of the registered investment companies listed below hereby authorize Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III, or any of them, as attorney-in-fact, to sign on his behalf, in the capacities indicated, any Registration Statement or amendment thereto (including post-effective amendments) for each series of each of the following registered investment companies and to file the same, with all exhibits thereto, with the Securities and Exchange Commission: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust and Reserve Short Term Investment Trust.

Dated: October 18, 2004



              /s/ JOSEPH D. DONNELLEY                          /s/ FRANK J. STALZER
----------------------------------------------   ---------------------------------------------
                Joseph D. Donnelley                              Frank J. Stalzer
                     (Trustee)                                        (Trustee)


                                  EXHIBIT INDEX


         EXHIBIT
         NUMBERS                 DESCRIPTION
------------------        --------------------------------------------
          (j)              --   Consent of Tait, Weller & Baker
